Application of New and Amended International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2019
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Summary of Lease Liabilities	The difference between the (1) lease liabilities recognized on January 1, 2019 and (2) future aggregate minimum lease payments of non-cancellable operating lease under IAS 17 on December 31, 2018 is explained as follows:
NT$
(In Millions)
The future aggregate minimum lease payments of non-cancellable operating lease on December 31, 2018	$10,558
Less: Recognition exemption for leases of low-value assets	(3)

Undiscounted amount on January 1, 2019	$10,555

Discounted lease liabilities using the incremental borrowing rate on January 1, 2019	$10,340
Add: Adjustments as a result of a different treatment of extension options	—

Lease liabilities recognized on January 1, 2019	$10,340

Schedule of Impact on Assets, Liabilities and Equity from Initial Retrospective Application of IFRS 16

The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	Carrying Amount as of January 1, 2019	Effect of Retrospective Application of IFRS 16	Adjusted Carrying Amount as of January 1, 2019
	NT$	NT$	NT$
	(In Millions)
Prepayments - current	$1,873	$(245)	$1,628
Property, plant and equipment	$288,914	(1,309)	$287,605
Right-of-use assets	$—	12,163	$12,163
Deferred income tax assets	$3,554	26	$3,580
Prepayments - noncurrent	$3,463	(414)	$3,049
Total effect on assets		$10,221

Contract liabilities - current	$10,688	$214	$10,902
Lease liabilities - current	$—	3,394	$3,394
Other payables	$23,315	(48)	$23,267
Other current liabilities	$1,382	(214)	$1,168
Contract liabilities - noncurrent	$2,595	3,483	$6,078
Deferred income tax liabilities	$1,992	—	$1,992
Lease liabilities - noncurrent	$—	6,946	$6,946
Other noncurrent liabilities	$4,793	(3,483)	$1,310
Total effect on liabilities		$10,292

Unappropriated earnings	$66,626	$(51)	$66,575
Noncontrolling interests	$9,857	$(20)	$9,837
Total effect on equity		$(71)